Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of long-term investments
	As of December 31,
	2019	2020
	RMB	RMB
Equity method investments:
Youxiang City Hebei Real Estate Development and Operation Co., Ltd. (“Youxiang City”)	8,646	603
Other equity method investments(b)	4,655	397

Equity securities with readily determinable fair values investment:
Phoenix Tree Holdings Limited	1,010	—

Equity securities without readily determinable fair values investments:
Other equity securities without readily determinable fair values investments(c)	15,018	8,051
Total	29,329	9,051